Legal form and principal activity	12 Months Ended
Dec. 31, 2020
Legal form and principal activity
Legal form and principal activity

1. Legal form and principal activity

Burford Capital Limited (the “Company”) and its subsidiaries (the “Subsidiaries”) (together the “Group”) provide investment capital, asset management, financing and risk solutions with a focus on the legal sector.

The Company was incorporated under the Companies (Guernsey) Law, 2008 (the “Companies Law”) on September 11, 2009. Shares in the Company were admitted to trading on AIM, a market operated by the London Stock Exchange, on October 21, 2009. Shares in the Company were admitted to trading on the NYSE on October 19, 2020.